4. Disposition (Details - Statement of operation) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loss from discontinued operations, net of tax	$ 0	$ 0	$ (6,122)
Discontinued Operations [Member] | SPI China [Member]
Net sales	0	0	4,681
Cost of sales	0	0	2,027
Gross profit	0	0	2,654
General and administrative	0	0	2,904
Sales, marketing and customer service	0	0	887
Provision for doubtful accounts, notes and other receivable	0	0	195
Total operating expense	0	0	3,986
Total other income (expense), net	0	0	(4,790)
Loss from discontinued operations before income tax	0	0	(6,122)
Income tax expense (benefit)	0	0	0
Loss from discontinued operations, net of tax	$ 0	$ 0	$ (6,122)